UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ---------------------

Check here if Amendment  []; Amendment Number:
                                                -----------

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hawkeye Capital Management LLC
          -------------------------------
Address:  800 Third Avenue, 9th Floor
          -------------------------------
          New York NY 10022
          -------------------------------

Form 13F File Number: 28-12191
                         ----------------

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Rubin
          -------------------------------
Title:    Managing Member
          -------------------------------
Phone:    212-265-0565
          -------------------------------

Signature, Place, and Date of Signing:


    /s/ Richard Rubin          New York, NY,            11/13/07
  --------------------      -------------------       ------------
     [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: 0
[If there are no entries in this list, omit this section.]

   Form 13F File Number     Name

28-
   --------------------     ----------------------------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report of Summary

Number of Other Included Managers:        0
                                          -------------------
Form 13F Information Table Entry Total:   12.00
                                          -------------------
Form 13F Information Table Value Total:   109.00
                                          -------------------
                                            (thousands)

List of Other Included Managers: 0

Provide a numbered list of the name(s) and Form 13F number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing the report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.        Form 13F File Number        Name

              28-
   -----         ----------------------   ------------------------

   [Repeat as necessary.]


                                              FORM 13F INFORMATION TABLE


  COLUMMN 1            COLUMN 2     COLUMN 3       COLUMN 4           COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
  ---------            --------     --------       --------           --------       --------  --------        --------

                        TITLE OF                   VALU$E        SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER          CLASS        CUSIP         x($1000)      PRN AMT   PRN  CALL  DISCRETN  MANAGERS   SOLE    SHARED   NONE
--------------          -----        -----         ---------   ----------  ---  ---- ---------  -------- --------- ------   ----
BOOKS-A-MILLION INC      COM         098570104      5,273.00     398,589    SH        SOLE                 398,589
BWAY HOLDING COMPANY     COM         12429T104        279.00      25,000    SH        SOLE                  25,000
CUMULUS MEDIA INC        CL A        231082108     24,366.00   2,384,153    SH        SOLE               2,384,153
FOOT LOCKER INC          COM         344849104      6,611.00     431,234    SH        SOLE                 431,234
GENTEK INC               COM NEW     37245X203     26,962.00     896,359    SH        SOLE                 896,359
HD PARTNERS ACQUISITION  COM         40415K100        755.00     100,000    SH        SOLE                 100,000
KAPSTONE PAPER &
  PACKAGING              COM         48562P103     14,557.00   2,027,400    SH        SOLE               2,027,400
LAIDLAW INTL INC         COM         50730R102     13,804.00     391,950    SH        SOLE                 391,950
PROSHARES TRUST`         ULTRASHT
                         DOW         74347R867      9,278.00     200,000    SH        SOLE                 200,000
RENAISSANCE ACQUISITION  *W EXP
                         01/28       75966C115        450.00   1,000,000    SH        SOLE               1,000,000
RENAISSANCE ACQUISITION  COM         75966C305      3,511.00     633,700    SH        SOLE                 633,700
VICTORY ACQUISITION CO   COM         92644D100      3,007.00     323,330    SH        SOLE                 323,300
